Goodwill (Details) - Schedule of Goodwill is Allocated Cash Generating Units - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Schedule of Goodwill is Allocated Cash Generating Units [Line Items]
Balance, at beginning	R 212,481	R 186,384
Acquisition of subsidiary	6,223
Translation adjustments	8,676	26,097
Balance, at ending	227,380	212,481
Mozambique [Member]
Schedule of Goodwill is Allocated Cash Generating Units [Line Items]
Balance, at beginning	82,277	65,081
Acquisition of subsidiary
Translation adjustments	4,027	17,196
Balance, at ending	86,304	82,277
Portugal [Member]
Schedule of Goodwill is Allocated Cash Generating Units [Line Items]
Balance, at beginning	34,469	30,164
Acquisition of subsidiary
Translation adjustments	2,346	4,305
Balance, at ending	36,815	34,469
Spain [Member]
Schedule of Goodwill is Allocated Cash Generating Units [Line Items]
Balance, at beginning	24,432	21,381
Acquisition of subsidiary
Translation adjustments	1,663	3,051
Balance, at ending	26,095	24,432
Other [Member]
Schedule of Goodwill is Allocated Cash Generating Units [Line Items]
Balance, at beginning	12,989	11,444
Acquisition of subsidiary	6,223
Translation adjustments	640	1,545
Balance, at ending	19,852	12,989
Karooooo Logistics [Member]
Schedule of Goodwill is Allocated Cash Generating Units [Line Items]
Balance, at beginning	58,314	58,314
Acquisition of subsidiary
Translation adjustments
Balance, at ending	R 58,314	R 58,314